Derivative financial instruments (Details 3) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Derivative Financial Instruments [Line Items]
Other operating income (expense)	€ 129	€ (32)	€ 16
Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Other operating income (expense)		12	(1)
Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Other operating income (expense)	€ 129	€ (44)	€ 17